Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits:
NOW accounts and MMDA	$ 50,022	$ 44,218
Regular savings accounts	22,037	19,867
Total	72,259	64,085
Certificates of deposit	66,723	73,198
Total interest-bearing deposits	138,982	137,283
Interest Rates 0.50 percent to 0.99 percent
Deposits:
Certificates of deposit	40,259	42,698
Interest Rates 0.50 percent to 0.99 percent | Lower Range
Deposits:
Interest Rate	0.50%
Interest Rates 0.50 percent to 0.99 percent | Upper Range
Deposits:
Interest Rate	0.99%
Interest Rates 1.00 percent to 1.99 percent
Deposits:
Certificates of deposit	17,715	15,962
Interest Rates 1.00 percent to 1.99 percent | Lower Range
Deposits:
Interest Rate	1.00%
Interest Rates 1.00 percent to 1.99 percent | Upper Range
Deposits:
Interest Rate	1.99%
Interest Rates 2.00 percent to 2.99 percent
Deposits:
Certificates of deposit	7,130	10,746
Interest Rates 2.00 percent to 2.99 percent | Lower Range
Deposits:
Interest Rate	2.00%
Interest Rates 2.00 percent to 2.99 percent | Upper Range
Deposits:
Interest Rate	2.99%
Interest Rates 3.00 percent to 3.99 percent
Deposits:
Certificates of deposit	1,486	3,398
Interest Rates 3.00 percent to 3.99 percent | Lower Range
Deposits:
Interest Rate	3.00%
Interest Rates 3.00 percent to 3.99 percent | Upper Range
Deposits:
Interest Rate	3.99%
Interest Rates 4.00 percent to 4.99 percent
Deposits:
Certificates of deposit	$ 133	$ 394
Interest Rates 4.00 percent to 4.99 percent | Lower Range
Deposits:
Interest Rate	4.00%
Interest Rates 4.00 percent to 4.99 percent | Upper Range
Deposits:
Interest Rate	4.99%